UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/05

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VII, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  New Filer

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

 /s/ Pamela K. Hagenah
--------------------------------------------------------------------------------
    Pamela K. Hagenah         Menlo Park, California       February 9, 2006
    [Signature]                   [City, State]                 [Date]

Report type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                   -0-
                                        ------------------------------

Form 13F Information Table Total:                     30
                                        ------------------------------

Form 13F Information Table Value Total:             $203,309
                                        ------------------------------
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

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

                              TITLE                    VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              OF CLASS        CUSIP    (X$1,000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
---------------------      ----------     ---------- ----------  --------   ---- ----- -------- --------   -----   -------   ----
ADAPTEC INC                   COMM STK    00651F108     7,071   1,215,000   SH           SOLE            1215000       0       0
AIRSPAN NETWORKS INC.         COMM STK    00950H102     4,552     800,000   SH           SOLE            800,000       0       0
ANALOG DEVICES INC.           COMM STK    032654105     5,560     155,000   SH           SOLE            155,000       0       0
APPLE COMPUTER                COMM STK    037833100     5,751      80,000   SH           SOLE             80,000       0       0
ATI TECHNOLOGIES INC.         COMM STK    001941103    11,638     685,000   SH           SOLE            685,000       0       0
ALVARION LTD.                 SHS         M0861T100     5,668     650,000   SH           SOLE            650,000       0       0
BROADCOM CORPORATION          COMM STK    111320107     5,187     110,000   SH           SOLE            110,000       0       0
COMBINATORX INC               COMM STK    20010A103     3,108     380,000   SH           SOLE            380,000       0       0
CONOR MEDSYSTEMS INC.         COMM STK    208264101     5,805     300,000   SH           SOLE            300,000       0       0
EBAY                          COMM STK    278642103     5,619     130,000   SH           SOLE            130,000       0       0
GENOMIC HEALTH INC            COMM STK    37244C101     3,598     395,000   SH           SOLE            395,000       0       0
GOOGLE INC                    COMM STK    38259P508    13,690      33,000   SH           SOLE             33,000       0       0
GREENFIELD ONLINE INC.        COMM STK    395150105     4,835     825,000   SH           SOLE            825,000       0       0
IKANOS COMMUNICATIONS INC.    COMM STK    45173E105     7,075     480,000   SH           SOLE            480,000       0       0
IMMUNICON CORP                COMM STK    45260A107     2,144     625,000   SH           SOLE            625,000       0       0
LINEAR TECHNOLOGY CORP        COMM STK    535678106     5,789     160,500   SH           SOLE            160,500       0       0
MARCHEX INC.                  CL B        56624R108     1,428      63,500   SH           SOLE             63,500       0       0
MAXIM INTEGRATED PRODS INC    COMM STK    57772K101    11,234     310,000   SH           SOLE            310,000       0       0
MIPS TECHNOLOGIES INC         COMM STK    604567107     3,862     680,000   SH           SOLE            680,000       0       0
NEUSTAR, INC.                 CL A        64126X201     5,488     180,000   SH           SOLE            180,000       0       0
NUVASIVE INC.                 COMM STK    670704105     3,620     200,000   SH           SOLE            200,000       0       0
OPENWAVE SYSTEMS INC.         COMM STK    683718308    14,238     815,000   SH           SOLE            815,000       0       0
POWERDSINE LTD.               COMM STK    M41415106     2,858     416,000   SH           SOLE            416,000       0       0
RESEARCH IN MOTION LTD        COMM STK    760975102     8,911     135,000   SH           SOLE            135,000       0       0
RIGHTNOW TECHNOLOGIES INC.    COMM STK    76657R106     8,861     480,000   SH           SOLE            480,000       0       0
SIRF TECHNOLOGY HOLDINGS INC. COMM STK    82967H101     8,940     300,000   SH           SOLE            300,000       0       0
VERISIGN INC.                 COMM STK    92343E102    13,140     600,000   SH           SOLE            600,000       0       0
WEBEX COMMUNICATIONS INC.     COMM STK    94767L109     8,868     410,000   SH           SOLE            410,000       0       0
XILINX INC                    COMM STK    983919101     6,933     275,000   SH           SOLE            275,000       0       0
YAHOO!                        COMM STK    984332106     7,836     200,000   SH           SOLE            200,000       0       0
                                                   ------------
GRAND TOTAL                                          $203,309

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